UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – January 31, 2010

Item 1.  Schedule of Investments.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (unaudited)

Shares	Security Description		Value

Common Stock - 99.7%

Basic Materials - 8.1%
4,200	Monsanto Company		$ 318,696
3,500	Potash Corporation of Saskatchewan Inc.		347,725
			666,421

Biotechnology - 5.8%
6,000	Charles River Laboratories International, Inc. (a)		218,040
11,100	Myriad Genetics, Inc. (a)		260,850
			478,890

Consumer Discretionary - 6.5%
14,700	Burger King Holdings, Inc.		256,368
35,800	Prestige Brands Holdings, Inc. (a)		278,166
			534,534

Consumer Staples - 2.6%
8,500	Arbitron Inc.		215,135

Drugs/Pharmaceutical Preparations - 15.2%
8,800	Cephalon, Inc. (a)		561,792
11,500	Forest Laboratories, Inc. (a)		340,860
19,400	Mylan Inc. (a)		353,662
			1,256,314

Energy - 6.4%
4,000	Contango Oil & Gas Company (a)		195,000
4,000	Ensco International plc, ADR		156,120
21,000	SandRidge Energy, Inc. (a)		177,660
			528,780

Financial - 6.3%
9,000	Equifax Inc.		288,000
13,000	The NASDAQ OMX Group, Inc. (a)		233,870
			521,870

Health Care Services - 4.0%
9,000	Almost Family, Inc. (a)		327,240

Industrials - 3.3%
30,000	Waste Services, Inc. (a)		272,400

Insurance Carriers - 4.0%
14,800	Tower Group, Inc.		327,080

Medical Products - 15.3%
22,900	Hologic, Inc. (a)		345,103
8,800	Varian Medical Systems, Inc. (a)		442,552
26,300	Wright Medical Group, Inc. (a)		470,244
			1,257,899

Technology - 13.0%
20,667	BancTec, Inc. (a)(b)		103,335
15,000	Broadridge Financial Solutions, Inc.		325,800
11,300	CSG Systems International, Inc. (a)		219,333
4,500	ManTech International Corporation, Class A (a)		215,595
14,100	Nuance Communications, Inc. (a)		211,782
			1,075,845

Telecommunications - 9.2%
14,400	NII Holdings, Inc. (a)		471,456
9,000	Telephone and Data Systems, Inc.		283,950
			755,406

Total Common Stock (Cost $8,102,654)			8,217,814

Total Investments in Securities - 99.7% (Cost $8,102,654)*			$ 8,217,814
Other Assets & Liabilities, Net - 0.3%			22,056
NET ASSETS - 100.0%			$ 8,239,870

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933.

*Cost for Federal income tax purposes is substantially the same as for financial purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation			$ 911,750
Gross Unrealized Depreciation			(796,590)
Net Unrealized Appreciation			$ 115,160

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010:

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$ 8,114,479
	Level 2 - Other Significant Observable Inputs	-
	Level 3 - Significant Unobservable Inputs	103,335
	Total Investments	$ 8,217,814

The Level 1 and Level 3 inputs displayed in this table are Common Stock.
Refer to the Schedule of Investments for a further breakout of each security by type.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Balance as of 10/31/09	$ 103,335
	Realized Gain (Loss)	-
	Change in Unrealized Appreciation/(Depreciation)	-
	Net Purchases/(Sales)	-
	Transfers In / (Out)	-
	Balance as of 01/31/10	$ 103,335
	Net change in unrealized appreciation/(depreciation) from investments held as of 01/31/10**	$ -

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE  FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE  INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY  VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WATERVILLE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (unaudited)

Shares	Security Description		Value

Common Stock - 99.3%

Consumer Discretionary - 14.0%
1,959	AutoZone, Inc. (a)		$ 303,704
8,280	Best Buy Co., Inc.		303,462
9,561	CVS Caremark Corp.		309,490
10,938	Dr Pepper Snapple Group, Inc.		302,545
15,263	GameStop Corp., Class A (a)		301,750
6,518	Ross Stores, Inc.		299,372
8,222	The Hershey Co.		299,527
			2,119,850

Consumer Staples - 15.9%
4,980	Apollo Group Inc., Class A (a)		301,738
5,124	Clorox Co.		303,187
4,232	General Mills, Inc.		301,784
13,986	H&R Block, Inc.		300,979
3,994	Lorillard, Inc.		302,346
5,684	Reynolds American, Inc.		302,389
16,583	SAIC, Inc. (a)		303,966
3,641	Visa Inc., Class A		298,671
			2,415,060

Energy - 3.9%
3,240	Diamond Offshore Drilling, Inc.		296,557
7,180	National Oilwell Varco, Inc.		293,662
			590,219

Financial - 9.9%
7,793	AON Corp.		303,148
1,046	CME Group, Inc.		300,014
10,445	Paychex, Inc.		302,801
16,638	The NASDAQ OMX Group, Inc. (a)		299,318
21,079	Total System Services, Inc.		301,640
			1,506,921

Healthcare - 21.9%
11,120	AmerisourceBergen Corp.		303,131
12,611	Bristol-Myers Squibb Co.		307,204
9,159	Cardinal Health, Inc.		302,888
13,104	Coventry Health Care, Inc. (a)		299,820
8,647	Eli Lilly & Co.		304,374
10,249	Forest Laboratories, Inc. (a)		303,780
6,212	Humana, Inc. (a)		302,027
4,272	Laboratory Corp. of America Holdings (a)		303,739
5,101	McKesson Corp.		300,041
5,456	Quest Diagnostics, Inc.		303,736
4,734	WellPoint, Inc. (a)		301,650
			3,332,390

Industrials - 17.9%
6,569	Fluor Corp.		297,839
3,255	Flowserve Corp.		293,503
4,545	General Dynamics Corp.		303,833
6,275	ITT Corp.		303,145
3,633	L-3 Communications Holdings, Inc.		302,774
4,073	Lockheed Martin Corp.		303,520
5,379	Northrop Grumman Corp.		304,451
13,287	Pactiv Corp. (a)		299,622
5,812	Raytheon Co.		304,723
			2,713,410

Information Technology - 4.0%
13,638	CA, Inc.		300,582
14,425	Pitney Bowes, Inc.		301,771
			602,353

Materials - 3.9%
3,178	CF Industries Holdings, Inc.		295,109
4,383	Freeport-McMoRan Copper & Gold, Inc.		292,302
			587,411

Telecommunications - 7.9%
7,025	Harris Corp.		301,513
8,480	The McGraw-Hill Cos., Inc.		300,616
11,130	Time Warner, Inc.		305,519
10,339	Viacom Inc, Class B (a)		301,278
			1,208,926

Total Common Stock (Cost $15,268,739)			15,076,540

Total Investments in Securities - 99.3% (Cost $15,268,739)*			$ 15,076,540
Other Assets & Liabilities, Net - 0.7%			100,645
NET ASSETS - 100.0%			$ 15,177,185

(a) Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation			$ 282,029
Gross Unrealized Depreciation			(474,228)
Net Unrealized Depreciation			$ (192,199)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010:

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$ 15,076,540
	Level 2 - Other Significant Observable Inputs	-
	Level 3 - Significant Unobservable Inputs	-
	Total Investments	$ 15,076,540

The Level 1 inputs displayed in this table are Common Stock.
Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	March 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	March 9, 2010

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	March 9, 2010